Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net income	$ 3,614	$ 4,574
Items that may be reclassified subsequently to profit or loss:
Unrealized gains (losses) on derivatives designated as cash flow hedges, net of tax $nil and $nil	(3)	0
Realized (gains) losses on derivatives designated as cash flow hedges, net of tax $nil and $nil	4	0
Currency translation adjustments, net of tax $nil and $nil	(7)	(6)
Items that will not be reclassified to profit or loss:
Actuarial gain (loss) on post-employment benefit obligations, net of tax $1 and ($3)	(6)	(6)
Net change in value of equity investments, net of tax ($38) and $nil	148	48
Total other comprehensive income	136	36
Total comprehensive income	3,750	4,610
Attributable to:
Equity holders of Barrick Gold Corporation	2,460	4,005
Non-controlling interests	$ 1,290	$ 605